JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace & Defense — 0.7%
FLIR Systems, Inc.	6,862	353,667
Hexcel Corp.	6,665	494,676
Huntington Ingalls Industries, Inc.	1,138	297,018
Spirit AeroSystems Holdings, Inc., Class A	3,090	201,839

		1,347,200

Automobiles & Parts — 2.2%
Aptiv plc	5,344	453,118
BorgWarner, Inc.	7,433	254,878
Gentex Corp.	29,969	892,177
Genuine Parts Co.	7,621	713,097
Harley-Davidson, Inc.	18,872	630,325
Lear Corp.	4,297	529,304
Valvoline, Inc.	19,946	420,462
WABCO Holdings, Inc.*	4,739	642,845

		4,536,206

Banks — 2.2%
Associated Banc-Corp.	3,278	65,331
Bank of Hawaii Corp.	2,216	198,554
BankUnited, Inc.	3,727	122,991
CIT Group, Inc.	4,646	212,369
Citizens Financial Group, Inc.	4,503	167,872
Comerica, Inc.	2,503	153,083
Commerce Bancshares, Inc.(a)	820	55,481
Cullen/Frost Bankers, Inc.(a)	1,537	137,039
Fifth Third Bancorp	8,318	236,647
First Horizon National Corp.	8,349	133,584
First Republic Bank	2,475	274,428
FNB Corp.	10,210	119,151
Huntington Bancshares, Inc.	56,794	770,695
KeyCorp	9,786	183,096
M&T Bank Corp.	1,445	243,511
PacWest Bancorp	2,850	99,892
People’s United Financial, Inc.	14,438	222,634
Popular, Inc. (Puerto Rico)	8,224	460,215
Prosperity Bancshares, Inc.	1,744	122,429
Regions Financial Corp.	12,732	198,237
TCF Financial Corp.	9,165	387,496
Zions Bancorp NA	3,625	164,901

		4,729,636

Beverages — 0.7%
Brown-Forman Corp., Class B(a)	12,208	825,749
Molson Coors Beverage Co., Class B(a)	12,406	689,526

		1,515,275

Chemicals — 5.8%
Ashland Global Holdings, Inc.	8,903	658,644
Avery Dennison Corp.	6,530	856,997
Axalta Coating Systems Ltd.*	29,888	861,073
Cabot Corp.	15,882	632,898
Celanese Corp.	6,781	701,833
CF Industries Holdings, Inc.	18,415	741,756
Eastman Chemical Co.	10,858	773,850
FMC Corp.	8,436	806,397
Huntsman Corp.	37,617	773,406
International Flavors & Fragrances, Inc.(a)	5,878	770,665
NewMarket Corp.	1,491	655,473
Olin Corp.(a)	48,573	722,280
RPM International, Inc.	11,544	823,895
Scotts Miracle-Gro Co. (The)	8,420	1,033,471
Univar Solutions, Inc.*	12,557	270,603
Westlake Chemical Corp.	9,055	554,166
WR Grace & Co.	10,124	681,953

		12,319,360

Construction & Materials — 0.6%
AO Smith Corp.	6,193	264,379
Armstrong World Industries, Inc.	1,561	156,615
Eagle Materials, Inc.	1,761	160,550
Jacobs Engineering Group, Inc.	1,004	92,900
Lennox International, Inc.	1,510	351,800
MDU Resources Group, Inc.	8,143	241,114

		1,267,358

Electricity — 7.1%
AES Corp.	45,016	894,018
Alliant Energy Corp.	3,281	194,760
CMS Energy Corp.	13,575	930,023
Consolidated Edison, Inc.	9,794	920,636
DTE Energy Co.	6,594	874,430
Entergy Corp.	7,317	962,332
Evergy, Inc.	13,617	982,603
Eversource Energy	10,435	964,611
FirstEnergy Corp.	17,844	906,297
Hawaiian Electric Industries, Inc.	17,121	837,388
IDACORP, Inc.	6,438	722,279
NRG Energy, Inc.	20,581	759,233
OGE Energy Corp.	20,232	927,637
Pinnacle West Capital Corp.	9,860	963,223
PPL Corp.	25,024	905,619
Public Service Enterprise Group, Inc.	14,348	849,402
Vistra Energy Corp.	32,075	722,329
Xcel Energy, Inc.	14,016	969,767

		15,286,587

Electronic & Electrical Equipment — 1.7%
Agilent Technologies, Inc.	5,729	472,986
AMETEK, Inc.	6,170	599,416
Amphenol Corp., Class A	6,124	609,154
Keysight Technologies, Inc.*	7,050	655,580
National Instruments Corp.	1,150	51,325
nVent Electric plc	3,588	89,341
Regal Beloit Corp.	1,401	109,922
Sensata Technologies Holding plc*	4,579	216,449
Waters Corp.*	3,526	789,084

		3,593,257

Financial Services — 1.9%
Ally Financial, Inc.	7,915	253,517
Ameriprise Financial, Inc.	1,963	324,700
Discover Financial Services	4,235	318,176
Element Solutions, Inc.*(a)	26,803	313,595
Fidelity National Financial, Inc.	6,661	324,724
Invesco Ltd.	3,221	55,723
Jefferies Financial Group, Inc.	12,028	260,286
LPL Financial Holdings, Inc.	3,350	308,636
MSCI, Inc.	2,085	595,893

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Financial Services — continued
Nasdaq, Inc.	2,556	297,672
Navient Corp.	7,564	108,770
Raymond James Financial, Inc.	2,693	246,221
Santander Consumer USA Holdings, Inc.	6,089	162,089
Synchrony Financial	6,675	216,337
T. Rowe Price Group, Inc.	2,282	304,715
Western Union Co. (The)(a)	7,481	201,239

		4,292,293

Fixed Line Telecommunications — 0.6%
CenturyLink, Inc.(a)	49,086	670,515
Zayo Group Holdings, Inc.*	19,234	668,381

		1,338,896

Food & Drug Retailers — 0.3%
AmerisourceBergen Corp.	3,475	297,321
Casey’s General Stores, Inc.	3,107	499,792

		797,113

Food Producers — 3.6%
Campbell Soup Co.(a)	10,645	515,112
Flowers Foods, Inc.	34,634	745,670
Hershey Co. (The)	5,450	845,677
Hormel Foods Corp.(a)	10,511	496,750
Ingredion, Inc.(a)	5,056	444,928
JM Smucker Co. (The)	7,876	816,032
Kellogg Co.	8,873	605,227
Lamb Weston Holdings, Inc.	10,137	925,609
McCormick & Co., Inc. (Non-Voting)(a)	5,031	821,914
Post Holdings, Inc.*	6,510	680,751
TreeHouse Foods, Inc.*	2,741	122,249
Tyson Foods, Inc., Class A	9,008	744,331

		7,764,250

Forestry & Paper — 0.8%
Domtar Corp.	22,803	794,000
International Paper Co.	18,374	748,189

		1,542,189

Gas, Water & Multiutilities — 2.9%
Ameren Corp.	11,448	939,309
American Water Works Co., Inc.	7,032	957,758
Atmos Energy Corp.	7,696	900,663
CenterPoint Energy, Inc.	28,582	756,851
National Fuel Gas Co.	11,600	501,004
Sempra Energy	5,778	928,178
UGI Corp.	1,464	60,888
WEC Energy Group, Inc.	9,600	958,944

		6,003,595

General Industrials — 1.0%
AptarGroup, Inc.	3,494	403,592
Carlisle Cos., Inc.	752	117,485
ITT, Inc.	2,728	182,994
Packaging Corp. of America	3,083	295,197
Parker-Hannifin Corp.	1,916	374,942
Silgan Holdings, Inc.	2,487	76,749
Sonoco Products Co.	7,385	421,979
Westrock Co.	3,766	146,874

		2,019,812

General Retailers — 5.9%
AutoNation, Inc.*	4,273	181,346
AutoZone, Inc.*	722	763,847
Best Buy Co., Inc.	10,552	893,649
Burlington Stores, Inc.*	424	92,207
Copart, Inc.*	9,567	970,668
Dick’s Sporting Goods, Inc.	18,577	821,661
Dollar General Corp.	5,415	830,715
Dollar Tree, Inc.*	5,163	449,542
Foot Locker, Inc.	5,314	201,773
frontdoor, Inc.*	11,522	490,607
Gap, Inc. (The)	5,883	102,423
H&R Block, Inc.(a)	31,525	731,380
IAA, Inc.*	13,806	652,471
KAR Auction Services, Inc.	35,404	744,192
Kohl’s Corp.	12,739	544,592
Macy’s, Inc.	19,244	306,942
Nordstrom, Inc.	9,694	357,321
Penske Automotive Group, Inc.	5,149	241,848
Service Corp. International	17,647	846,173
Tiffany & Co.	5,145	689,533
Tractor Supply Co.	8,205	762,655
Williams-Sonoma, Inc.(a)	12,263	859,391

		12,534,936

Health Care Equipment & Services — 8.5%
Acadia Healthcare Co., Inc.*(a)	3,151	101,242
Bio-Rad Laboratories, Inc., Class A*	1,992	718,953
Bruker Corp.	6,654	329,173
Centene Corp.*	20,918	1,313,860
Chemed Corp.	1,948	909,794
Cooper Cos., Inc. (The)	2,745	952,213
DaVita, Inc.*	7,794	622,507
Dentsply Sirona, Inc.	14,189	794,584
Encompass Health Corp.	10,135	780,699
Henry Schein, Inc.*	9,590	661,135
Hill-Rom Holdings, Inc.	7,942	845,744
Hologic, Inc.*	14,775	790,758
IDEXX Laboratories, Inc.*	2,926	792,975
Laboratory Corp. of America Holdings*	4,941	866,651
Molina Healthcare, Inc.*	5,791	712,119
Quest Diagnostics, Inc.	7,991	884,364
ResMed, Inc.	5,693	905,016
STERIS plc	5,506	829,699
Teleflex, Inc.	2,358	876,021
Universal Health Services, Inc., Class B	5,677	778,373
Varian Medical Systems, Inc.*	6,447	906,255
West Pharmaceutical Services, Inc.	5,790	902,950
Zimmer Biomet Holdings, Inc.	5,863	867,138

		18,142,223

Household Goods & Home Construction — 3.5%
Church & Dwight Co., Inc.	10,753	798,087
Clorox Co. (The)	5,435	854,980
DR Horton, Inc.	11,984	709,453
Fortune Brands Home & Security, Inc.	4,607	316,547
Leggett & Platt, Inc.	16,268	774,194
Lennar Corp., Class A	8,917	591,732
Middleby Corp. (The)*	2,251	252,472
NVR, Inc.*	224	855,001
PulteGroup, Inc.	21,728	970,155
Toll Brothers, Inc.	21,452	951,611

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Household Goods & Home Construction — continued
Whirlpool Corp.	4,196	613,329

		7,687,561

Industrial Engineering — 3.4%
Allison Transmission Holdings, Inc.	6,424	283,941
Crane Co.	2,084	178,099
Cummins, Inc.	4,657	744,980
Dover Corp.	3,849	438,209
Graco, Inc.	12,327	655,180
IDEX Corp.	3,909	640,490
Ingersoll-Rand plc	4,211	561,032
Lincoln Electric Holdings, Inc.	3,859	344,146
Nordson Corp.	1,839	310,534
Oshkosh Corp.	3,288	282,899
PACCAR, Inc.	4,130	306,487
Pentair plc	3,991	171,334
Rockwell Automation, Inc.	2,471	473,592
Snap-on, Inc.	4,788	764,308
Toro Co. (The)	10,887	871,178
Xylem, Inc.	3,378	275,847

		7,302,256

Industrial Metals & Mining — 1.3%
Alcoa Corp.*	29,421	410,423
GrafTech International Ltd.(a)	19,722	211,617
Nucor Corp.	15,106	717,384
Reliance Steel & Aluminum Co.	7,215	828,282
Steel Dynamics, Inc.	25,233	753,962

		2,921,668

Industrial Transportation — 1.0%
CH Robinson Worldwide, Inc.	4,292	309,968
Expeditors International of Washington, Inc.	4,893	357,385
Kansas City Southern	2,498	421,388
Landstar System, Inc.	4,838	535,808
Macquarie Infrastructure Corp.	3,268	144,151
Old Dominion Freight Line, Inc.	1,760	345,365

		2,114,065

Leisure Goods — 1.6%
Garmin Ltd.	8,043	779,769
Hasbro, Inc.	7,157	729,084
Polaris, Inc.	3,231	296,735
Pool Corp.	4,123	904,174
Take-Two Interactive Software, Inc.*	4,036	503,047
Thor Industries, Inc.(a)	3,439	276,908

		3,489,717

Life Insurance — 0.7%
Assurant, Inc.	3,370	439,987
Globe Life, Inc.	5,739	598,348
Lincoln National Corp.	2,152	117,241
Principal Financial Group, Inc.	4,740	250,983

		1,406,559

Media — 2.7%
Cable One, Inc.	284	483,944
Discovery, Inc., Class A*(a)	18,237	533,615
Dolby Laboratories, Inc., Class A	5,083	352,455
FactSet Research Systems, Inc.	2,914	833,725
Graham Holdings Co., Class B	640	351,501
Interpublic Group of Cos., Inc. (The)	17,782	403,651
John Wiley & Sons, Inc., Class A	1,945	84,841
Liberty Media Corp.-Liberty SiriusXM, Class A*	11,508	558,944
Morningstar, Inc.	1,725	270,635
Nexstar Media Group, Inc., Class A	5,672	687,163
Omnicom Group, Inc.	8,035	605,116
Sinclair Broadcast Group, Inc., Class A	13,731	410,831
Sirius XM Holdings, Inc.(a)	30,828	217,954

		5,794,375

Mining — 0.9%
Newmont Corp.	22,429	1,010,651
Royal Gold, Inc.(a)	7,256	836,762

		1,847,413

Mobile Telecommunications — 0.6%
Sprint Corp.*	107,817	471,160
Telephone & Data Systems, Inc.(a)	26,919	610,523
United States Cellular Corp.*(a)	3,134	100,351

		1,182,034

Nonlife Insurance — 3.1%
Alleghany Corp.*	569	453,869
American Financial Group, Inc.	4,297	467,471
Arch Capital Group Ltd.*	572	25,259
Arthur J Gallagher & Co.	7,218	740,350
Assured Guaranty Ltd.	4,375	200,550
Axis Capital Holdings Ltd.	5,698	366,096
Brown & Brown, Inc.	13,360	599,864
Cincinnati Financial Corp.	5,145	539,968
CNA Financial Corp.	101	4,508
Everest Re Group Ltd.	1,113	307,822
First American Financial Corp.	3,347	207,447
Hanover Insurance Group, Inc. (The)	1,723	238,773
Hartford Financial Services Group, Inc. (The)	12,522	742,304
Loews Corp.	6,504	334,631
Mercury General Corp.	1,321	64,848
Old Republic International Corp.	24,341	548,890
Reinsurance Group of America, Inc.	2,272	327,282
WR Berkley Corp.	6,813	500,960

		6,670,892

Oil & Gas Producers — 3.9%
Apache Corp.(a)	23,915	656,228
Cabot Oil & Gas Corp.	49,328	695,032
Concho Resources, Inc.	6,418	486,356
Continental Resources, Inc.	20,670	562,637
Devon Energy Corp.	29,165	633,464
Diamondback Energy, Inc.	6,575	489,180
EQT Corp.	33,701	203,891
Hess Corp.	10,583	598,680
HollyFrontier Corp.	16,512	741,719
Kosmos Energy Ltd. (Ghana)	48,824	249,491
Marathon Oil Corp.	54,802	623,099
Murphy Oil Corp.	23,771	498,240
Noble Energy, Inc.	30,754	608,007
PBF Energy, Inc., Class A	23,384	638,383
Pioneer Natural Resources Co.	5,191	700,785

		8,385,192

Oil Equipment, Services & Distribution — 2.3%
Antero Midstream Corp.(a)	5,330	26,863
Apergy Corp.*	17,944	464,032
Baker Hughes Co.	28,483	616,942

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Oil Equipment, Services & Distribution — continued
Cheniere Energy, Inc.*	7,435	440,449
Helmerich & Payne, Inc.	16,700	677,185
ONEOK, Inc.(a)	11,860	887,958
Patterson-UTI Energy, Inc.	73,184	581,081
Targa Resources Corp.	14,129	515,709
Williams Cos., Inc. (The)	28,121	581,823

		4,792,042

Personal Goods — 2.4%
Capri Holdings Ltd.*	11,275	337,799
Carter’s, Inc.	6,458	685,000
Columbia Sportswear Co.(a)	1,919	180,232
Hanesbrands, Inc.(a)	41,652	573,132
Lululemon Athletica, Inc.*	3,774	903,458
Nu Skin Enterprises, Inc., Class A	8,579	279,590
PVH Corp.	3,559	310,238
Ralph Lauren Corp.	6,801	771,914
Skechers U.S.A., Inc., Class A*	17,221	643,893
Tapestry, Inc.	16,637	428,735
Under Armour, Inc., Class C*	3,121	56,053

		5,170,044

Pharmaceuticals & Biotechnology — 2.3%
Bio-Techne Corp.	3,900	818,883
Cardinal Health, Inc.	7,057	361,389
Charles River Laboratories International, Inc.*	5,860	905,839
Ionis Pharmaceuticals, Inc.*	5,676	331,024
IQVIA Holdings, Inc.*	5,040	782,460
Jazz Pharmaceuticals plc*	3,933	563,796
Mylan NV*(a)	17,534	375,578
Perrigo Co. plc	8,526	486,323

		4,625,292

Real Estate Investment & Services — 0.2%
CBRE Group, Inc., Class A*	4,742	289,499
Jones Lang LaSalle, Inc.	1,092	185,443

		474,942

Real Estate Investment Trusts — 6.8%
Alexandria Real Estate Equities, Inc.	1,879	306,653
American Campus Communities, Inc.	1,180	54,127
Annaly Capital Management, Inc.	26,039	254,141
AvalonBay Communities, Inc.	2,038	441,614
Brandywine Realty Trust	9,036	141,142
Brixmor Property Group, Inc.	5,298	105,748
Camden Property Trust	2,411	271,069
Chimera Investment Corp.(a)	41,772	885,567
CoreSite Realty Corp.	1,747	205,185
CubeSmart	673	21,314
Digital Realty Trust, Inc.(a)	2,552	313,870
Douglas Emmett, Inc.	6,733	279,419
Duke Realty Corp.	10,331	375,119
EPR Properties	2,070	147,736
Equity Commonwealth	5,642	185,001
Equity LifeStyle Properties, Inc.	5,178	376,700
Essex Property Trust, Inc.	581	179,971
Extra Space Storage, Inc.	2,644	292,638
Federal Realty Investment Trust	345	43,132
Gaming and Leisure Properties, Inc.	5,553	262,407
Healthpeak Properties, Inc.	24,408	878,444
Highwoods Properties, Inc.	3,298	165,263
Host Hotels & Resorts, Inc.	11,775	192,404
Hudson Pacific Properties, Inc.	4,460	162,076
Iron Mountain, Inc.(a)	4,099	129,569
Kilroy Realty Corp.	2,872	237,141
Lamar Advertising Co., Class A	3,444	319,638
Liberty Property Trust	6,251	391,625
Medical Properties Trust, Inc.	41,003	908,216
MFA Financial, Inc.	76,676	598,073
Mid-America Apartment Communities, Inc.	1,727	236,962
National Retail Properties, Inc.	2,103	117,768
New Residential Investment Corp.	51,864	868,203
Omega Healthcare Investors, Inc.	4,486	188,188
Outfront Media, Inc.	6,585	195,838
Park Hotels & Resorts, Inc.	27,499	603,328
Service Properties Trust	7,715	166,490
SITE Centers Corp.	1,437	18,264
Spirit Realty Capital, Inc.	10,226	539,728
Starwood Property Trust, Inc.	34,740	891,428
Sun Communities, Inc.	1,942	314,934
Two Harbors Investment Corp.	15,778	240,772
Vornado Realty Trust	681	44,789
Weingarten Realty Investors	4,088	118,961
Welltower, Inc.	3,997	339,385
WP Carey, Inc.	8,907	749,257

		14,759,297

Software & Computer Services — 5.0%
Akamai Technologies, Inc.*	794	74,120
Amdocs Ltd.	12,282	883,690
ANSYS, Inc.*	3,344	917,360
Cadence Design Systems, Inc.*	12,120	873,973
CDW Corp.	6,304	822,357
Cerner Corp.	7,380	530,105
Citrix Systems, Inc.	7,546	914,726
IAC/InterActiveCorp*	2,922	711,770
Leidos Holdings, Inc.	9,269	931,256
LogMeIn, Inc.	3,567	306,655
Manhattan Associates, Inc.*	6,580	562,327
Paycom Software, Inc.*	527	167,670
SS&C Technologies Holdings, Inc.	12,248	771,747
Synopsys, Inc.*	6,026	888,895
Veeva Systems, Inc., Class A*	4,809	705,048
VeriSign, Inc.*	3,720	774,281

		10,835,980

Support Services — 3.0%
Booz Allen Hamilton Holding Corp.	9,880	771,035
Broadridge Financial Solutions, Inc.	6,597	786,033
Cintas Corp.	1,705	475,644
Fastenal Co.	7,196	250,997
Fiserv, Inc.*	7,336	870,123
Jack Henry & Associates, Inc.	4,054	606,235
MSC Industrial Direct Co., Inc., Class A	2,305	156,901
Paychex, Inc.	4,561	391,197
Republic Services, Inc.	5,059	480,858
Robert Half International, Inc.	5,461	317,666
TransUnion	5,498	504,167
WW Grainger, Inc.	683	206,724
Xerox Holdings Corp.	21,862	777,631

		6,595,211

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Technology Hardware & Equipment — 4.5%
Cypress Semiconductor Corp.(a)	36,297	846,809
Entegris, Inc.	8,601	445,188
Juniper Networks, Inc.	21,659	496,857
KLA Corp.	4,972	824,059
L3Harris Technologies, Inc.	4,109	909,445
Lam Research Corp.	3,193	952,184
Marvell Technology Group Ltd.	14,108	339,156
Maxim Integrated Products, Inc.	10,188	612,503
Motorola Solutions, Inc.	4,743	839,511
NetApp, Inc.(a)	6,637	354,416
ON Semiconductor Corp.*	17,258	399,523
Qorvo, Inc.*	6,096	645,323
Skyworks Solutions, Inc.	4,250	480,887
Teradyne, Inc.	13,601	897,530
Western Digital Corp.	33	2,162
Xilinx, Inc.	6,922	584,771

		9,630,324

Travel & Leisure — 4.2%
Alaska Air Group, Inc.	1,151	74,343
Choice Hotels International, Inc.	4,743	475,249
Cinemark Holdings, Inc.	12,535	394,978
Copa Holdings SA, Class A (Panama)(a)	7,751	759,288
Darden Restaurants, Inc.	7,185	836,550
Dunkin’ Brands Group, Inc.	8,312	649,084
Extended Stay America, Inc.	30,824	398,246
Hilton Worldwide Holdings, Inc.	8,104	873,611
Hyatt Hotels Corp., Class A	8,128	687,141
Norwegian Cruise Line Holdings Ltd.*	6,507	350,402
Royal Caribbean Cruises Ltd.	2,730	319,628
Sabre Corp.	19,889	428,409
Six Flags Entertainment Corp.	9,957	379,661
United Airlines Holdings, Inc.*	1,119	83,701
Vail Resorts, Inc.	2,583	605,739
Wendy’s Co. (The)	24,556	532,129
Wyndham Destinations, Inc.	10,257	497,772
Yum China Holdings, Inc. (China)	14,345	617,839

		8,963,770

TOTAL COMMON STOCKS (Cost $196,013,330)		213,678,820

SHORT-TERM INVESTMENTS — 4.7%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(b)(c)(Cost $964,827)	964,827	964,827

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 4.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(b)(c)	6,000,300	6,001,499
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(b)(c)	3,141,707	3,141,707

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (COST $9,142,606)		9,143,206

TOTAL SHORT-TERM INVESTMENTS (Cost $10,107,433)		10,108,033

Total Investments — 104.6% (Cost $206,120,763)		223,786,853
Liabilities in Excess of Other Assets — (4.6%)		(9,781,359)

Net Assets — 100.0%		214,005,494

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $8,713,987.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	03/2020	USD	200,600	(992)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$223,786,853	$—	$—	$223,786,853

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(992)	$—	$—	$(992)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	$6,000,900	$—	$—	$—	$599	$6,001,499	6,000,300	$27,589	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	3,100,057	21,943,392	21,901,742	—	—	3,141,707	3,141,707	14,513	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	329,265	2,603,694	1,968,132	—	—	964,827	964,827	2,596	—

Total	$9,430,222	$24,547,086	$23,869,874	$—	$599	$10,108,033		$44,698	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.